Taxation - Summary of Tax Components of Other Comprehensive Income (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Current tax credit includes cash contributions made to reduce retirement benefit obligations	£ 391	£ 212	£ 110